Investment Strategy - Invesco BulletShares 2036 Corporate Bond ETF	Sep. 08, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an index fund that seeks to track the investment results of the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles and maintains the Underlying Index.
The Underlying Index seeks to measure the performance of a portfolio of U.S. dollar-denominated investment-grade municipal bonds with maturities or, in some cases, “effective maturities,” in the year 2036 (collectively, “2036 Bonds”). Certain bonds in which the Fund may invest may contain embedded issuer call options. An embedded issuer call option means that the bond's issuer has the right to redeem a bond prior to its designated maturity date. Accordingly, the effective maturity date of a bond reflects an assessment of when that bond is likely to be called by the issuer, or in the alternate, the bond's stated maturity date (if it is not called by the issuer). With respect to establishing the effective maturity of a bond, the effective maturity is the actual year of maturity (i) if no embedded issuer call option exists for a bond; (ii) if a bond contains an embedded issuer call option, with the first call date within 13 months of maturity and a par call price; and (iii) unless the yield to next call date is less than the yield to maturity, in which case the bond’s effective maturity is deemed to be the year of the next call date. The effective maturity of eligible pre-refunded municipal bonds with a known pre-refunded date shall be the year of the pre-refunded date.
In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by U.S. states, state agencies, territories and possessions of the United States, the District of Columbia or local governments. To be eligible for inclusion in the Underlying Index, bonds must (i) be 2036 Bonds (i.e., will mature or will have an effective maturity in the year 2036); (ii) be exempt from federal income tax; (iii) pay fixed amounts of interest; (iv) be rated at least BBB- by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), or Fitch Ratings, Inc. (“Fitch”), or at least Baa3 by Moody’s Ratings (“Moody’s”); and (v) have at least $15 million in face value outstanding (current Underlying Index components require 80% of the initial minimum face value qualification to remain eligible (e.g., $12 million in face value outstanding)). The eligible universe may include callable, puttable, and pre-refunded bonds.
2036 Bonds selected for inclusion in the Underlying Index are market value weighted, with a 5% limit on individual issuers applied at each monthly rebalance prior to the final maturing year of the Underlying Index. Issuers that exceed the limit are reduced to 5% and the face value of each of their bonds is adjusted on a pro-rata basis.
Except for the initial constitution of the Underlying Index at its inception, bonds must have been issued no more than two months prior to the rebalance date for such bond to be eligible to be added into the Underlying Index. In the event that there are fewer than 20 issuers in the Underlying Index, each is equally weighted and the face values of their respective bonds are increased or decreased on a pro rata basis.
Bonds held by the Fund generally will be held until they mature, are called or no longer meet the eligibility requirements of the Underlying Index and are removed from the Underlying Index.
As of July 31, 2026, the Underlying Index was comprised of 1,735 constituents.
The Fund will terminate on or about December 15, 2036, without requiring additional approval by the Board of Trustees (the “Board”) of Invesco Exchange-Traded Self-Indexed Fund Trust (the “Trust”) or Fund shareholders, although the Board may change the termination date. In connection with the termination of the Fund, the Fund will make a cash distribution of its net assets to then-current shareholders after making appropriate provisions for any liabilities of the Fund. The Fund does not seek to distribute any predetermined amount of cash at maturity. During the maturing year of the Underlying Index (i.e., 2036), no new constituents are added and the Underlying Index does not rebalance. In the last twelve months of operation, when the 2035 Bonds held by the Fund mature or are called, the proceeds are not reinvested in 2036 Bonds. Instead, the Fund will invest such proceeds in any combination of variable rate demand obligations (“VRDOs”), certain derivatives (i.e., exchange-traded futures on fixed-income securities, fixed-income security indices, interest rates and currencies; exchange-traded and over-the-counter (“OTC”) options on fixed-income securities, interest rates, currencies, interest rate futures contracts, and fixed-income security indices; exchange-traded and OTC interest rate and inflation swaps; and OTC total return swaps and forwards on fixed-income securities, fixed-income security indices, and fixed-income security futures), exchange-traded funds (“ETFs”), including affiliated ETFs, affiliated money market funds, cash or cash equivalents and investment-grade short-term commercial paper, as well as municipal bonds not included in the Underlying Index, but which Invesco Capital Management LLC, (the “Adviser”) believes will help the Fund track the Underlying Index.
The Fund should not be confused with a target date fund, which has assets that are managed according to a particular glidepath that illustrates how its investment strategy becomes increasingly conservative over time.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).
In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, and in derivatives and other investments that have economic characteristics similar to municipal securities, the income from which is exempt from federal income tax (the “80% investment policy”). The 80% investment policy is fundamental and may not be changed without shareholder approval. For purposes of the 80% investment policy, the Fund considers the components of the Underlying Index to be municipal securities, the income from which is exempt from federal income tax.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the "Index Provider") compiles and maintains the Underlying Index. For purposes of the 80% investment policy, the Fund considers the components of the Underlying Index to be municipal securities, the income from which is exempt from federal income tax.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund is an index fund that seeks to track the investment results of the Underlying Index. The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	In accordance with Rule 35d-1 under the 1940 Act, the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in municipal securities the income from which is exempt from federal income tax, and in derivatives and other investments that have economic characteristics similar to municipal securities, the income from which is exempt from federal income tax (the “80% investment policy”). The 80% investment policy is fundamental and may not be changed without shareholder approval.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.